Schedule of Analysis of shares issued (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Issued capital [abstract]
Shares issued for cash	$ 4,999,877
Shares issued on conversion of SAFE notes	3,287,991
Shares issued as consideration for acquisitions	180,610,575
Shares issued under the subscription agreement with shareholders and employees of VIS Networks Private Limited	44,571,073
Shares issued as share-based payments for services	14,823,375
Total shares issued	$ 248,292,891